Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets Held-for-sale
The following table summarizes the assets and liabilities that were classified in assets and liabilities held for sale in the consolidated balance sheet as of December 31 (in thousands):

	2016	2015
Accounts receivable	$—	$2,222
Other current assets	—	408
Property, plant and equipment	—	23,533
Goodwill	—	5,000
Intangible assets	—	784
Other assets	—	1,310
Total assets held for sale	$—	$33,257

Accounts payable and accrued expenses	$—	$(654)
Accrued property, plant and equipment	—	(816)
Other current liabilities	—	(435)
Other liabilities	—	(1,630)
Total liabilities held for sale	$—	$(3,535)